UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Michael G. Phillips, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2014

Item 1. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.2%(a)

FIXED INCOME - 39.1%
6,519,140	TIAA-CREF Bond Fund	$67,994,633
2,790,168	TIAA-CREF Bond Plus Fund	29,603,686
1,044,152	TIAA-CREF High-Yield Fund	10,859,184
	TOTAL FIXED INCOME	108,457,503

INFLATION-PROTECTED ASSETS - 5.0%
1,194,846	TIAA-CREF Inflation-Linked Bond Fund	13,704,881
	TOTAL INFLATION-PROTECTED ASSETS	13,704,881

INTERNATIONAL EQUITY - 12.6%
616,399	TIAA-CREF Emerging Markets Equity Fund	6,601,629
1,039,503	TIAA-CREF Enhanced International Equity Index Fund	8,586,298
184,136	TIAA-CREF Global Natural Resources Fund	1,826,624
749,147	TIAA-CREF International Equity Fund	9,072,174
777,028	TIAA-CREF International Opportunities Fund	8,873,655
	TOTAL INTERNATIONAL EQUITY	34,960,380

SHORT-TERM FIXED INCOME - 14.6%
27,890	TIAA-CREF Money Market Fund	27,890
3,884,370	TIAA-CREF Short-Term Bond Fund	40,513,975
	TOTAL SHORT-TERM FIXED INCOME	40,541,865

U.S. EQUITY - 27.9%
1,316,661	TIAA-CREF Enhanced Large-Cap Growth Index Fund	15,049,441
1,357,896	TIAA-CREF Enhanced Large-Cap Value Index Fund	14,135,700
999,376	TIAA-CREF Growth & Income Fund	12,262,344
951,885	TIAA-CREF Large-Cap Growth Fund	14,839,888
797,700	TIAA-CREF Large-Cap Value Fund	14,023,565
16,418	TIAA-CREF Mid-Cap Growth Fund	398,624
10,987	TIAA-CREF Mid-Cap Value Fund	257,426
320,103	TIAA-CREF Small-Cap Equity Fund	6,193,994
	TOTAL U.S. EQUITY	77,160,982

	TOTAL TIAA-CREF FUNDS	274,825,611
	(Cost $244,691,088)

	TOTAL INVESTMENTS - 99.2%	274,825,611
	(Cost $244,691,088)
	OTHER ASSETS & LIABILITIES, NET - 0.8%	2,223,763
	NET ASSETS - 100.0%	$277,049,374

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 38.0%
22,898,957	TIAA-CREF Bond Fund	$238,836,125
10,363,952	TIAA-CREF Bond Plus Fund	109,961,531
3,894,455	TIAA-CREF High-Yield Fund	40,502,335
	TOTAL FIXED INCOME	389,299,991

INFLATION-PROTECTED ASSETS - 5.0%
4,469,209	TIAA-CREF Inflation-Linked Bond Fund	51,261,830
	TOTAL INFLATION-PROTECTED ASSETS	51,261,830

INTERNATIONAL EQUITY - 14.6%
2,567,475	TIAA-CREF Emerging Markets Equity Fund	27,497,661
4,522,190	TIAA-CREF Enhanced International Equity Index Fund	37,353,286
792,190	TIAA-CREF Global Natural Resources Fund	7,858,523
3,230,075	TIAA-CREF International Equity Fund	39,116,203
3,286,066	TIAA-CREF International Opportunities Fund	37,526,870
	TOTAL INTERNATIONAL EQUITY	149,352,543

SHORT-TERM FIXED INCOME - 9.6%
58,956	TIAA-CREF Money Market Fund	58,956
9,441,488	TIAA-CREF Short-Term Bond Fund	98,474,719
	TOTAL SHORT-TERM FIXED INCOME	98,533,675

U.S. EQUITY - 32.5%
5,635,158	TIAA-CREF Enhanced Large-Cap Growth Index Fund	64,409,856
5,855,375	TIAA-CREF Enhanced Large-Cap Value Index Fund	60,954,450
4,300,695	TIAA-CREF Growth & Income Fund	52,769,533
4,102,083	TIAA-CREF Large-Cap Growth Fund	63,951,470
3,433,549	TIAA-CREF Large-Cap Value Fund	60,361,800
88,534	TIAA-CREF Mid-Cap Growth Fund	2,149,613
65,534	TIAA-CREF Mid-Cap Value Fund	1,535,468
1,380,144	TIAA-CREF Small-Cap Equity Fund	26,705,792
	TOTAL U.S. EQUITY	332,837,982

	TOTAL TIAA-CREF FUNDS	1,021,286,021
	(Cost $877,854,547)

	TOTAL INVESTMENTS - 99.7%	1,021,286,021
	(Cost $877,854,547)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	3,520,031
	NET ASSETS - 100.0%	$1,024,806,052

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 36.1%
33,030,208	TIAA-CREF Bond Fund	$344,505,069
16,216,613	TIAA-CREF Bond Plus Fund	172,058,268
6,078,683	TIAA-CREF High-Yield Fund	63,218,307
	TOTAL FIXED INCOME	579,781,644

INFLATION-PROTECTED ASSETS - 5.0%
7,001,640	TIAA-CREF Inflation-Linked Bond Fund	80,308,807
	TOTAL INFLATION-PROTECTED ASSETS	80,308,807

INTERNATIONAL EQUITY - 16.4%
4,412,763	TIAA-CREF Emerging Markets Equity Fund	47,260,696
8,012,585	TIAA-CREF Enhanced International Equity Index Fund	66,183,955
1,410,647	TIAA-CREF Global Natural Resources Fund	13,993,618
5,697,978	TIAA-CREF International Equity Fund	69,002,508
5,785,435	TIAA-CREF International Opportunities Fund	66,069,670
	TOTAL INTERNATIONAL EQUITY	262,510,447

SHORT-TERM FIXED INCOME - 5.7%
143,145	TIAA-CREF Money Market Fund	143,145
8,712,362	TIAA-CREF Short-Term Bond Fund	90,869,933
	TOTAL SHORT-TERM FIXED INCOME	91,013,078

U.S. EQUITY - 36.5%
9,883,526	TIAA-CREF Enhanced Large-Cap Growth Index Fund	112,968,698
10,279,247	TIAA-CREF Enhanced Large-Cap Value Index Fund	107,006,963
7,572,169	TIAA-CREF Growth & Income Fund	92,910,516
7,229,755	TIAA-CREF Large-Cap Growth Fund	112,711,885
6,045,453	TIAA-CREF Large-Cap Value Fund	106,279,057
178,801	TIAA-CREF Mid-Cap Growth Fund	4,341,291
139,399	TIAA-CREF Mid-Cap Value Fund	3,266,120
2,434,711	TIAA-CREF Small-Cap Equity Fund	47,111,651
	TOTAL U.S. EQUITY	586,596,181

	TOTAL TIAA-CREF FUNDS	1,600,210,157
	(Cost $1,455,503,172)

	TOTAL INVESTMENTS - 99.7%	1,600,210,157
	(Cost $1,455,503,172)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	5,334,826
	NET ASSETS - 100.0%	$1,605,544,983

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds
3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 32.0%
37,509,312	TIAA-CREF Bond Fund	$391,222,128
22,860,690	TIAA-CREF Bond Plus Fund	242,551,918
9,184,897	TIAA-CREF High-Yield Fund	95,522,929
	TOTAL FIXED INCOME	729,296,975

INFLATION-PROTECTED ASSETS - 3.4%
6,777,797	TIAA-CREF Inflation-Linked Bond Fund	77,741,338
	TOTAL INFLATION-PROTECTED ASSETS	77,741,338

INTERNATIONAL EQUITY - 18.8%
7,030,595	TIAA-CREF Emerging Markets Equity Fund	75,297,676
13,147,720	TIAA-CREF Enhanced International Equity Index Fund	108,600,166
2,268,680	TIAA-CREF Global Natural Resources Fund	22,505,310
9,305,137	TIAA-CREF International Equity Fund	112,685,204
9,431,602	TIAA-CREF International Opportunities Fund	107,708,893
	TOTAL INTERNATIONAL EQUITY	426,797,249

SHORT-TERM FIXED INCOME - 3.3%
191,587	TIAA-CREF Money Market Fund	191,587
7,238,106	TIAA-CREF Short-Term Bond Fund	75,493,449
	TOTAL SHORT-TERM FIXED INCOME	75,685,036

U.S. EQUITY - 42.1%
16,190,828	TIAA-CREF Enhanced Large-Cap Growth Index Fund	185,061,163
16,703,119	TIAA-CREF Enhanced Large-Cap Value Index Fund	173,879,469
12,326,420	TIAA-CREF Growth & Income Fund	151,245,173
11,742,418	TIAA-CREF Large-Cap Growth Fund	183,064,303
9,832,281	TIAA-CREF Large-Cap Value Fund	172,851,497
328,519	TIAA-CREF Mid-Cap Growth Fund	7,976,433
267,242	TIAA-CREF Mid-Cap Value Fund	6,261,485
3,976,303	TIAA-CREF Small-Cap Equity Fund	76,941,461
	TOTAL U.S. EQUITY	957,280,984

	TOTAL TIAA-CREF FUNDS	2,266,801,582
	(Cost $2,019,586,958)

	TOTAL INVESTMENTS - 99.6%	2,266,801,582
	(Cost $2,019,586,958)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	8,966,377
	NET ASSETS - 100.0%	$2,275,767,959

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 28.0%
27,152,022	TIAA-CREF Bond Fund	$283,195,591
22,044,004	TIAA-CREF Bond Plus Fund	233,886,886
11,279,142	TIAA-CREF High-Yield Fund	117,303,080
	TOTAL FIXED INCOME	634,385,557

INFLATION-PROTECTED ASSETS - 1.4%
2,815,287	TIAA-CREF Inflation-Linked Bond Fund	32,291,343
	TOTAL INFLATION-PROTECTED ASSETS	32,291,343

INTERNATIONAL EQUITY - 21.2%
7,752,057	TIAA-CREF Emerging Markets Equity Fund	83,024,535
14,828,099	TIAA-CREF Enhanced International Equity Index Fund	122,480,096
2,538,721	TIAA-CREF Global Natural Resources Fund	25,184,109
10,603,532	TIAA-CREF International Equity Fund	128,408,770
10,640,610	TIAA-CREF International Opportunities Fund	121,515,771
	TOTAL INTERNATIONAL EQUITY	480,613,281

SHORT-TERM FIXED INCOME - 1.4%
187,740	TIAA-CREF Money Market Fund	187,740
2,994,923	TIAA-CREF Short-Term Bond Fund	31,237,042
	TOTAL SHORT-TERM FIXED INCOME	31,424,782

U.S. EQUITY - 47.4%
18,145,689	TIAA-CREF Enhanced Large-Cap Growth Index Fund	207,405,228
18,760,024	TIAA-CREF Enhanced Large-Cap Value Index Fund	195,291,851
13,806,098	TIAA-CREF Growth & Income Fund	169,400,819
13,177,622	TIAA-CREF Large-Cap Growth Fund	205,439,124
11,039,128	TIAA-CREF Large-Cap Value Fund	194,067,865
404,215	TIAA-CREF Mid-Cap Growth Fund	9,814,331
333,552	TIAA-CREF Mid-Cap Value Fund	7,815,128
4,536,900	TIAA-CREF Small-Cap Equity Fund	87,789,022
	TOTAL U.S. EQUITY	1,077,023,368

	TOTAL TIAA-CREF FUNDS	2,255,738,331
	(Cost $1,969,929,308)

	TOTAL INVESTMENTS - 99.4%	2,255,738,331
	(Cost $1,969,929,308)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	13,327,155
	NET ASSETS - 100.0%	$2,269,065,486

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 22.9%
17,946,620	TIAA-CREF Bond Fund	$187,183,243
17,508,948	TIAA-CREF Bond Plus Fund	185,769,936
12,261,606	TIAA-CREF High-Yield Fund	127,520,701
	TOTAL FIXED INCOME	500,473,880

INTERNATIONAL EQUITY - 23.6%
8,163,852	TIAA-CREF Emerging Markets Equity Fund	87,434,852
15,980,884	TIAA-CREF Enhanced International Equity Index Fund	132,002,105
2,721,851	TIAA-CREF Global Natural Resources Fund	27,000,759
11,422,930	TIAA-CREF International Equity Fund	138,331,683
11,381,258	TIAA-CREF International Opportunities Fund	129,973,968
	TOTAL INTERNATIONAL EQUITY	514,743,367

SHORT-TERM FIXED INCOME - 0.0%
180,563	TIAA-CREF Money Market Fund	180,563
	TOTAL SHORT-TERM FIXED INCOME	180,563

U.S. EQUITY - 53.0%
19,449,755	TIAA-CREF Enhanced Large-Cap Growth Index Fund	222,310,702
20,099,716	TIAA-CREF Enhanced Large-Cap Value Index Fund	209,238,045
14,807,748	TIAA-CREF Growth & Income Fund	181,691,067
14,124,184	TIAA-CREF Large-Cap Growth Fund	220,196,032
11,844,162	TIAA-CREF Large-Cap Value Fund	208,220,369
461,336	TIAA-CREF Mid-Cap Growth Fund	11,201,237
387,347	TIAA-CREF Mid-Cap Value Fund	9,075,547
4,855,276	TIAA-CREF Small-Cap Equity Fund	93,949,592
	TOTAL U.S. EQUITY	1,155,882,591

	TOTAL TIAA-CREF FUNDS	2,171,280,401
	(Cost $1,851,669,587)

	TOTAL INVESTMENTS - 99.5%	2,171,280,401
	(Cost $1,851,669,587)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	10,832,626
	NET ASSETS - 100.0%	$2,182,113,027

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 15.2%
7,809,427	TIAA-CREF Bond Fund	$81,452,320
12,076,129	TIAA-CREF Bond Plus Fund	128,127,728
12,518,528	TIAA-CREF High-Yield Fund	130,192,695
	TOTAL FIXED INCOME	339,772,743

INTERNATIONAL EQUITY - 25.9%
9,096,238	TIAA-CREF Emerging Markets Equity Fund	97,420,710
18,058,022	TIAA-CREF Enhanced International Equity Index Fund	149,159,265
3,066,362	TIAA-CREF Global Natural Resources Fund	30,418,316
12,870,732	TIAA-CREF International Equity Fund	155,864,569
12,788,849	TIAA-CREF International Opportunities Fund	146,048,652
	TOTAL INTERNATIONAL EQUITY	578,911,512

SHORT-TERM FIXED INCOME - 0.0%
186,513	TIAA-CREF Money Market Fund	186,513
	TOTAL SHORT-TERM FIXED INCOME	186,513

U.S. EQUITY - 58.4%
21,879,886	TIAA-CREF Enhanced Large-Cap Growth Index Fund	250,087,093
22,627,416	TIAA-CREF Enhanced Large-Cap Value Index Fund	235,551,396
16,680,359	TIAA-CREF Growth & Income Fund	204,668,002
15,913,313	TIAA-CREF Large-Cap Growth Fund	248,088,555
13,338,473	TIAA-CREF Large-Cap Value Fund	234,490,361
547,906	TIAA-CREF Mid-Cap Growth Fund	13,303,163
463,030	TIAA-CREF Mid-Cap Value Fund	10,848,800
5,474,375	TIAA-CREF Small-Cap Equity Fund	105,929,150
	TOTAL U.S. EQUITY	1,302,966,520

	TOTAL TIAA-CREF FUNDS	2,221,837,288
	(Cost $1,855,916,740)

	TOTAL INVESTMENTS - 99.5%	2,221,837,288
	(Cost $1,855,916,740)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	10,935,883
	NET ASSETS - 100.0%	$2,232,773,171

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 9.7%
10,761,541	TIAA-CREF Bond Plus Fund	$114,179,947
16,552,863	TIAA-CREF High-Yield Fund	172,149,773
	TOTAL FIXED INCOME	286,329,720

INTERNATIONAL EQUITY - 27.6%
12,689,963	TIAA-CREF Emerging Markets Equity Fund	135,909,509
25,586,991	TIAA-CREF Enhanced International Equity Index Fund	211,348,542
4,327,022	TIAA-CREF Global Natural Resources Fund	42,924,060
18,178,017	TIAA-CREF International Equity Fund	220,135,781
18,035,500	TIAA-CREF International Opportunities Fund	205,965,416
	TOTAL INTERNATIONAL EQUITY	816,283,308

SHORT-TERM FIXED INCOME - 0.0%
273,442	TIAA-CREF Money Market Fund	273,442
	TOTAL SHORT-TERM FIXED INCOME	273,442

U.S. EQUITY - 62.2%
30,882,629	TIAA-CREF Enhanced Large-Cap Growth Index Fund	352,988,453
31,894,085	TIAA-CREF Enhanced Large-Cap Value Index Fund	332,017,429
23,512,991	TIAA-CREF Growth & Income Fund	288,504,401
22,454,785	TIAA-CREF Large-Cap Growth Fund	350,070,099
18,852,065	TIAA-CREF Large-Cap Value Fund	331,419,307
800,814	TIAA-CREF Mid-Cap Growth Fund	19,443,758
678,127	TIAA-CREF Mid-Cap Value Fund	15,888,505
7,733,488	TIAA-CREF Small-Cap Equity Fund	149,642,989
	TOTAL U.S. EQUITY	1,839,974,941

	TOTAL TIAA-CREF FUNDS	2,942,861,411
	(Cost $2,415,757,961)

	TOTAL INVESTMENTS - 99.5%	2,942,861,411
	(Cost $2,415,757,961)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	13,720,860
	NET ASSETS - 100.0%	$2,956,582,271

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 9.8%
3,304,661	TIAA-CREF Bond Plus Fund	$35,062,451
4,935,320	TIAA-CREF High-Yield Fund	51,327,330
	TOTAL FIXED INCOME	86,389,781

INTERNATIONAL EQUITY - 27.5%
3,811,099	TIAA-CREF Emerging Markets Equity Fund	40,816,869
7,655,074	TIAA-CREF Enhanced International Equity Index Fund	63,230,912
1,297,065	TIAA-CREF Global Natural Resources Fund	12,866,881
5,427,639	TIAA-CREF International Equity Fund	65,728,705
5,387,616	TIAA-CREF International Opportunities Fund	61,526,576
	TOTAL INTERNATIONAL EQUITY	244,169,943

SHORT-TERM FIXED INCOME - 0.0%
81,020	TIAA-CREF Money Market Fund	81,020
	TOTAL SHORT-TERM FIXED INCOME	81,020

U.S. EQUITY - 62.0%
9,251,993	TIAA-CREF Enhanced Large-Cap Growth Index Fund	105,750,275
9,538,598	TIAA-CREF Enhanced Large-Cap Value Index Fund	99,296,807
7,057,739	TIAA-CREF Growth & Income Fund	86,598,458
6,717,247	TIAA-CREF Large-Cap Growth Fund	104,721,880
5,631,558	TIAA-CREF Large-Cap Value Fund	99,002,792
236,549	TIAA-CREF Mid-Cap Growth Fund	5,743,419
202,178	TIAA-CREF Mid-Cap Value Fund	4,737,031
2,315,097	TIAA-CREF Small-Cap Equity Fund	44,797,118
	TOTAL U.S. EQUITY	550,647,780

	TOTAL TIAA-CREF FUNDS	881,288,524
	(Cost $730,655,953)

	TOTAL INVESTMENTS - 99.3%	881,288,524
	(Cost $730,655,953)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	6,644,378
	NET ASSETS - 100.0%	$887,932,902

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 9.7%
1,860,717	TIAA-CREF Bond Plus Fund	$19,742,212
2,775,810	TIAA-CREF High-Yield Fund	28,868,419
	TOTAL FIXED INCOME	48,610,631

INTERNATIONAL EQUITY - 27.5%
2,149,406	TIAA-CREF Emerging Markets Equity Fund	23,020,137
4,304,705	TIAA-CREF Enhanced International Equity Index Fund	35,556,867
726,772	TIAA-CREF Global Natural Resources Fund	7,209,581
3,048,901	TIAA-CREF International Equity Fund	36,922,188
3,028,120	TIAA-CREF International Opportunities Fund	34,581,131
	TOTAL INTERNATIONAL EQUITY	137,289,904

SHORT-TERM FIXED INCOME - 0.0%
41,882	TIAA-CREF Money Market Fund	41,882
	TOTAL SHORT-TERM FIXED INCOME	41,882

U.S. EQUITY - 62.1%
5,198,759	TIAA-CREF Enhanced Large-Cap Growth Index Fund	59,421,820
5,372,499	TIAA-CREF Enhanced Large-Cap Value Index Fund	55,927,710
3,967,924	TIAA-CREF Growth & Income Fund	48,686,429
3,778,042	TIAA-CREF Large-Cap Growth Fund	58,899,670
3,166,481	TIAA-CREF Large-Cap Value Fund	55,666,743
132,780	TIAA-CREF Mid-Cap Growth Fund	3,223,901
113,486	TIAA-CREF Mid-Cap Value Fund	2,658,979
1,301,905	TIAA-CREF Small-Cap Equity Fund	25,191,864
	TOTAL U.S. EQUITY	309,677,116

	TOTAL TIAA-CREF FUNDS	495,619,533
	(Cost $414,211,422)

	TOTAL INVESTMENTS - 99.3%	495,619,533
	(Cost $414,211,422)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	3,526,883
	NET ASSETS - 100.0%	$499,146,416

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.2%(a)

FIXED INCOME - 9.9%
247,801	TIAA-CREF Bond Plus Fund	$2,629,167
378,797	TIAA-CREF High-Yield Fund	3,939,486
	TOTAL FIXED INCOME	6,568,653

INTERNATIONAL EQUITY - 27.4%
285,473	TIAA-CREF Emerging Markets Equity Fund	3,057,419
572,763	TIAA-CREF Enhanced International Equity Index Fund	4,731,022
96,847	TIAA-CREF Global Natural Resources Fund	960,718
405,192	TIAA-CREF International Equity Fund	4,906,879
402,996	TIAA-CREF International Opportunities Fund	4,602,213
	TOTAL INTERNATIONAL EQUITY	18,258,251

SHORT-TERM FIXED INCOME - 0.0%
6,591	TIAA-CREF Money Market Fund	6,591
	TOTAL SHORT-TERM FIXED INCOME	6,591

U.S. EQUITY - 61.9%
691,288	TIAA-CREF Enhanced Large-Cap Growth Index Fund	7,901,422
713,551	TIAA-CREF Enhanced Large-Cap Value Index Fund	7,428,061
527,719	TIAA-CREF Growth & Income Fund	6,475,115
502,839	TIAA-CREF Large-Cap Growth Fund	7,839,256
420,941	TIAA-CREF Large-Cap Value Fund	7,400,138
17,613	TIAA-CREF Mid-Cap Growth Fund	427,639
15,061	TIAA-CREF Mid-Cap Value Fund	352,872
172,913	TIAA-CREF Small-Cap Equity Fund	3,345,875
	TOTAL U.S. EQUITY	41,170,378

	TOTAL TIAA-CREF FUNDS	66,003,873
	(Cost $58,803,126)

	TOTAL INVESTMENTS - 99.2%	66,003,873
	(Cost $58,803,126)
	OTHER ASSETS & LIABILITIES, NET - 0.8%	538,051
	NET ASSETS - 100.0%	$66,541,924

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2014, there were no transfers between levels by the Funds.

As of February 28, 2014, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2014
Lifecycle Retirement Income Fund
TIAA-CREF Bond	$83,575,611	$9,523,058	$24,057,747	$(1,014,168)	$1,842,609	$67,994,633
TIAA-CREF Bond Plus	1,130,120	28,808,268	734,128	(19,165)	451,320	29,603,686
TIAA-CREF Emerging Markets Equity	6,537,626	1,202,453	958,906	(76,067)	44,506	6,601,629
TIAA-CREF Enhanced International Equity Index	7,297,000	3,023,606	2,481,646	187,199	500,123	8,586,298
TIAA-CREF Enhanced Large-Cap Growth Index	11,252,000	4,120,691	1,471,501	(26,888)	1,056,238	15,049,441
TIAA-CREF Enhanced Large-Cap Value Index	12,190,046	3,171,469	2,035,475	40,610	1,034,064	14,135,700
TIAA-CREF Global Natural Resources	2,798,757	392,753	1,451,595	(70,187)	30,896	1,826,624
TIAA-CREF Growth & Income	10,467,054	2,688,585	1,670,780	29,779	1,229,997	12,262,344
TIAA-CREF High-Yield	5,697,995	5,551,559	372,918	(14,881)	572,584	10,859,184
TIAA-CREF Inflation-Linked Bond	10,797,949	17,762,381	14,270,001	(245,195)	327,207	13,704,881
TIAA-CREF International Equity	9,585,972	1,917,826	4,094,253	529,162	131,617	9,072,174
TIAA-CREF International Opportunities	1,695,347	7,061,473	641,339	8,198	29,322	8,873,655
TIAA-CREF Large-Cap Growth	11,482,605	3,007,623	1,717,650	34,156	937,279	14,839,888
TIAA-CREF Large-Cap Value	12,389,440	2,908,993	2,030,303	26,533	1,026,984	14,023,565
TIAA-CREF Mid-Cap Growth	573,132	408,047	658,645	95,898	42,894	398,624
TIAA-CREF Mid-Cap Value	710,770	139,838	663,877	168,624	17,507	257,426
TIAA-CREF Money Market	742,186	5,686	719,983	—	2	27,890
TIAA-CREF Short-Term Bond	34,312,701	19,182,280	12,822,330	(187,501)	335,708	40,513,975
TIAA-CREF Small-Cap Equity	5,150,985	1,397,082	1,025,094	26,246	505,814	6,193,994
	$228,387,296	$112,273,671	$73,878,171	$(507,647)	$10,116,671	$274,825,611

13

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2014
Lifecycle 2010 Fund
TIAA-CREF Bond	$318,107,409	$22,317,328	$97,522,751	$(3,358,448)	$6,866,288	$238,836,125
TIAA-CREF Bond Plus	7,838,148	104,771,217	4,088,420	(55,905)	1,773,495	109,961,531
TIAA-CREF Emerging Markets Equity	30,345,106	3,371,094	5,423,980	(291,992)	193,888	27,497,661
TIAA-CREF Enhanced International Equity Index	35,636,936	8,419,586	10,274,272	1,110,664	2,278,294	37,353,286
TIAA-CREF Enhanced Large-Cap Growth Index	54,315,479	11,493,231	6,657,202	260,928	4,761,685	64,409,856
TIAA-CREF Enhanced Large-Cap Value Index	58,640,965	9,740,455	11,151,969	1,178,400	4,665,266	60,954,450
TIAA-CREF Global Natural Resources	13,047,961	901,085	6,523,032	(202,809)	139,898	7,858,523
TIAA-CREF Growth & Income	50,233,038	7,759,732	8,747,781	1,120,108	5,593,650	52,769,533
TIAA-CREF High-Yield	26,348,542	15,440,309	1,093,594	(34,767)	2,291,603	40,502,335
TIAA-CREF Inflation-Linked Bond	44,623,959	36,830,209	28,091,179	(628,646)	941,769	51,261,830
TIAA-CREF International Equity	45,850,953	4,043,987	18,366,721	3,650,954	597,956	39,116,203
TIAA-CREF International Opportunities	7,994,147	28,832,507	2,412,686	(5,691)	132,156	37,526,870
TIAA-CREF Large-Cap Growth	53,835,122	8,568,967	7,938,443	632,386	4,235,597	63,951,470
TIAA-CREF Large-Cap Value	58,139,832	8,364,022	9,691,539	987,365	4,640,629	60,361,800
TIAA-CREF Mid-Cap Growth	2,926,880	1,446,297	2,574,138	538,013	251,378	2,149,613
TIAA-CREF Mid-Cap Value	3,585,300	404,765	2,793,848	917,407	106,924	1,535,468
TIAA-CREF Money Market	3,216,212	22,124	3,179,380	—	8	58,956
TIAA-CREF Short-Term Bond	85,643,179	36,167,061	22,970,390	(329,714)	927,206	98,474,719
TIAA-CREF Small-Cap Equity	24,520,217	4,194,091	5,116,179	531,399	2,297,046	26,705,792
	$924,849,385	$313,088,067	$254,617,504	$6,019,652	$42,694,736	$1,021,286,021

Lifecycle 2015 Fund
TIAA-CREF Bond	$429,565,327	$35,975,828	$115,892,151	$2,256,800	$9,685,177	$344,505,069
TIAA-CREF Bond Plus	19,573,642	154,987,945	4,500,308	100,813	2,814,127	172,058,268
TIAA-CREF Emerging Markets Equity	50,504,931	5,926,496	7,930,994	730,281	334,136	47,260,696
TIAA-CREF Enhanced International Equity Index	61,155,958	14,907,610	16,176,318	3,226,117	4,048,217	66,183,955
TIAA-CREF Enhanced Large-Cap Growth Index	92,164,500	22,016,915	10,411,466	3,150,312	8,352,621	112,968,698
TIAA-CREF Enhanced Large-Cap Value Index	99,566,848	13,810,183	12,754,054	4,235,571	8,230,257	107,006,963
TIAA-CREF Global Natural Resources	21,677,967	1,801,445	10,275,904	222,845	244,311	13,993,618
TIAA-CREF Growth & Income	84,818,631	12,613,947	10,628,828	4,001,189	9,780,017	92,910,516
TIAA-CREF High-Yield	47,329,501	17,581,482	1,215,102	140,263	3,676,789	63,218,307
TIAA-CREF Inflation-Linked Bond	69,068,996	24,709,226	10,672,583	855,622	1,034,977	80,308,807
TIAA-CREF International Equity	76,620,389	8,760,217	29,427,584	8,265,243	1,045,309	69,002,508
TIAA-CREF International Opportunities	13,560,317	50,355,370	3,305,355	432,711	229,641	66,069,670
TIAA-CREF Large-Cap Growth	92,252,243	16,594,514	12,595,163	6,337,851	7,436,932	112,711,885
TIAA-CREF Large-Cap Value	99,645,543	13,787,888	13,222,958	4,834,601	8,109,253	106,279,057
TIAA-CREF Mid-Cap Growth	5,180,942	2,456,569	3,912,872	1,191,159	507,402	4,341,291
TIAA-CREF Mid-Cap Value	6,289,369	607,356	4,231,164	1,422,192	225,166	3,266,120
TIAA-CREF Money Market	4,765,963	4,470	4,627,289	—	12	143,145
TIAA-CREF Short-Term Bond	71,207,184	23,449,674	3,546,346	157,231	982,237	90,869,933
TIAA-CREF Small-Cap Equity	41,483,737	7,050,427	6,775,777	2,807,969	4,012,145	47,111,651
	$1,386,431,988	$427,397,562	$282,102,216	$44,368,770	$70,748,726	$1,600,210,157

14

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2014
Lifecycle 2020 Fund
TIAA-CREF Bond	$446,266,526	$53,575,126	$103,779,741	$1,514,717	$10,564,160	$391,222,128
TIAA-CREF Bond Plus	51,212,604	194,668,041	5,436,095	190,181	4,087,169	242,551,918
TIAA-CREF Emerging Markets Equity	74,682,972	11,351,169	8,863,152	982,315	519,360	75,297,676
TIAA-CREF Enhanced International Equity Index	93,460,287	27,521,712	22,257,674	4,850,680	6,491,153	108,600,166
TIAA-CREF Enhanced Large-Cap Growth Index	139,954,497	40,653,898	9,997,846	3,886,296	13,299,808	185,061,163
TIAA-CREF Enhanced Large-Cap Value Index	151,149,214	27,484,716	14,672,556	5,572,268	13,001,507	173,879,469
TIAA-CREF Global Natural Resources	32,067,020	3,189,916	14,003,235	402,102	390,067	22,505,310
TIAA-CREF Growth & Income	128,279,547	23,511,766	9,931,714	3,922,570	15,536,157	151,245,173
TIAA-CREF High-Yield	79,903,196	17,472,541	1,025,232	150,443	5,721,799	95,522,929
TIAA-CREF Inflation-Linked Bond	55,048,452	27,353,993	2,429,662	259,243	857,905	77,741,338
TIAA-CREF International Equity	114,118,991	14,970,805	36,600,819	10,871,087	1,669,008	112,685,204
TIAA-CREF International Opportunities	20,360,567	81,915,799	3,448,994	467,044	364,670	107,708,893
TIAA-CREF Large-Cap Growth	138,496,927	29,866,089	11,001,345	5,829,636	11,872,495	183,064,303
TIAA-CREF Large-Cap Value	149,655,699	28,603,143	14,449,897	5,380,831	13,029,941	172,851,497
TIAA-CREF Mid-Cap Growth	8,163,985	3,826,706	4,984,609	1,554,780	919,364	7,976,433
TIAA-CREF Mid-Cap Value	9,837,430	1,393,679	5,908,061	1,983,351	439,635	6,261,485
TIAA-CREF Money Market	6,270,815	9,731	6,088,959	—	16	191,587
TIAA-CREF Short-Term Bond	56,870,648	19,765,160	976,898	43,103	826,689	75,493,449
TIAA-CREF Small-Cap Equity	62,578,229	13,816,278	7,630,507	3,456,431	6,401,922	76,941,461
	$1,818,377,606	$620,950,268	$283,486,996	$51,317,078	$105,992,825	$2,266,801,582

Lifecycle 2025 Fund
TIAA-CREF Bond	$312,737,397	$44,486,365	$70,590,056	$847,563	$7,542,581	$283,195,591
TIAA-CREF Bond Plus	85,012,645	153,749,584	6,228,629	223,233	4,279,968	233,886,886
TIAA-CREF Emerging Markets Equity	81,478,739	12,954,502	9,399,128	1,232,948	572,169	83,024,535
TIAA-CREF Enhanced International Equity Index	104,442,692	29,704,880	22,710,156	5,191,764	7,333,720	122,480,096
TIAA-CREF Enhanced Large-Cap Growth Index	155,785,407	44,520,222	9,019,354	3,726,004	14,899,737	207,405,228
TIAA-CREF Enhanced Large-Cap Value Index	168,121,592	30,282,627	14,089,155	5,619,923	14,588,949	195,291,851
TIAA-CREF Global Natural Resources	34,886,249	3,672,697	14,718,456	448,081	437,701	25,184,109
TIAA-CREF Growth & Income	142,047,824	24,277,239	7,325,537	3,086,281	17,388,044	169,400,819
TIAA-CREF High-Yield	95,641,776	23,765,016	1,095,021	145,867	6,958,885	117,303,080
TIAA-CREF Inflation-Linked Bond	19,370,682	14,314,068	614,080	19,489	323,215	32,291,343
TIAA-CREF International Equity	125,150,022	16,931,614	35,956,534	10,940,870	1,871,853	128,408,770
TIAA-CREF International Opportunities	22,574,620	91,339,058	2,393,592	326,495	407,348	121,515,771
TIAA-CREF Large-Cap Growth	153,926,390	31,798,840	8,905,961	4,859,360	13,366,109	205,439,124
TIAA-CREF Large-Cap Value	166,402,066	30,198,740	12,475,402	4,655,883	14,618,556	194,067,865
TIAA-CREF Mid-Cap Growth	9,348,682	4,455,451	5,074,439	1,675,588	1,125,685	9,814,331
TIAA-CREF Mid-Cap Value	11,191,388	1,507,528	5,947,973	2,063,190	543,205	7,815,128
TIAA-CREF Money Market	6,138,167	9,207	5,959,635	—	16	187,740
TIAA-CREF Short-Term Bond	20,112,164	11,764,531	588,898	5,269	323,307	31,237,042
TIAA-CREF Small-Cap Equity	69,383,222	15,198,375	5,855,539	2,875,805	7,178,307	87,789,022
	$1,783,751,724	$584,930,544	$238,947,545	$47,943,613	$113,759,355	$2,255,738,331

15

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2014
Lifecycle 2030 Fund
TIAA-CREF Bond	$175,315,885	$58,563,674	$44,733,354	$(271,459)	$4,601,811	$187,183,243
TIAA-CREF Bond Plus	100,287,296	96,265,638	11,387,186	345,154	3,813,312	185,769,936
TIAA-CREF Emerging Markets Equity	85,645,615	13,208,673	9,243,900	1,183,769	608,201	87,434,852
TIAA-CREF Enhanced International Equity Index	111,840,167	32,020,845	23,627,573	5,488,004	7,966,473	132,002,105
TIAA-CREF Enhanced Large-Cap Growth Index	165,773,346	47,052,303	7,748,860	3,264,632	16,034,349	222,310,702
TIAA-CREF Enhanced Large-Cap Value Index	178,829,225	32,000,482	13,321,847	5,391,533	15,729,538	209,238,045
TIAA-CREF Global Natural Resources	36,479,991	3,996,835	14,796,487	407,840	472,804	27,000,759
TIAA-CREF Growth & Income	150,972,557	26,410,758	6,794,893	2,966,292	18,758,352	181,691,067
TIAA-CREF High-Yield	100,931,130	29,501,600	1,888,454	216,854	7,540,234	127,520,701
TIAA-CREF International Equity	131,975,290	17,280,688	34,586,168	10,726,294	2,020,613	138,331,683
TIAA-CREF International Opportunities	24,014,100	97,673,777	2,685,211	353,408	439,420	129,973,968
TIAA-CREF Large-Cap Growth	164,489,862	34,032,908	8,895,334	5,117,731	14,427,207	220,196,032
TIAA-CREF Large-Cap Value	177,470,325	30,214,498	9,931,027	3,785,889	15,752,776	208,220,369
TIAA-CREF Mid-Cap Growth	10,159,137	4,238,919	4,346,587	1,566,597	1,302,286	11,201,237
TIAA-CREF Mid-Cap Value	12,117,154	957,883	5,187,031	1,906,006	629,195	9,075,547
TIAA-CREF Money Market	5,863,894	10,226	5,693,557	—	15	180,563
TIAA-CREF Small-Cap Equity	73,643,232	15,295,276	4,625,167	2,381,429	7,756,713	93,949,592
	$1,705,808,206	$538,724,983	$209,492,636	$44,829,973	$117,853,299	$2,171,280,401

Lifecycle 2035 Fund
TIAA-CREF Bond	$42,782,515	$56,738,574	$17,839,904	$(324,819)	$1,622,533	$81,452,320
TIAA-CREF Bond Plus	101,203,549	39,538,884	12,281,403	365,501	2,919,733	128,127,728
TIAA-CREF Emerging Markets Equity	94,594,114	14,725,177	9,401,451	1,168,250	675,371	97,420,710
TIAA-CREF Enhanced International Equity Index	125,484,765	35,755,302	25,365,172	6,089,372	9,004,924	149,159,265
TIAA-CREF Enhanced Large-Cap Growth Index	185,180,843	52,751,258	7,297,820	3,105,054	17,986,563	250,087,093
TIAA-CREF Enhanced Large-Cap Value Index	199,809,557	37,578,884	15,009,894	6,132,532	17,699,150	235,551,396
TIAA-CREF Global Natural Resources	40,303,873	4,689,729	16,086,758	494,781	531,223	30,418,316
TIAA-CREF Growth & Income	168,141,734	30,808,574	6,679,764	2,979,918	21,119,651	204,668,002
TIAA-CREF High-Yield	101,792,402	31,641,546	2,224,338	250,807	7,676,693	130,192,695
TIAA-CREF International Equity	145,987,401	20,531,047	37,018,123	11,708,776	2,272,263	155,864,569
TIAA-CREF International Opportunities	26,767,938	109,360,277	2,431,826	366,124	492,456	146,048,652
TIAA-CREF Large-Cap Growth	183,399,227	40,972,629	10,486,942	5,833,589	16,239,403	248,088,555
TIAA-CREF Large-Cap Value	198,042,205	32,377,834	7,617,594	3,235,610	17,660,784	234,490,361
TIAA-CREF Mid-Cap Growth	11,536,062	4,818,244	4,321,398	1,618,812	1,556,829	13,303,163
TIAA-CREF Mid-Cap Value	13,717,313	1,556,421	5,732,221	2,095,524	753,908	10,848,800
TIAA-CREF Money Market	5,706,777	14,201	5,534,465	—	15	186,513
TIAA-CREF Small-Cap Equity	82,049,743	16,336,781	3,200,404	1,670,900	8,733,316	105,929,150
	$1,726,500,018	$530,195,362	$188,529,477	$46,790,731	$126,944,815	$2,221,837,288

16

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2014
Lifecycle 2040 Fund
TIAA-CREF Bond Plus	$90,328,914	$41,189,717	$16,874,166	$281,883	$2,483,963	$114,179,947
TIAA-CREF Emerging Markets Equity	133,374,861	19,349,644	13,257,291	1,563,562	951,298	135,909,509
TIAA-CREF Enhanced International Equity Index	178,254,309	48,672,590	34,434,050	8,419,615	12,780,699	211,348,542
TIAA-CREF Enhanced Large-Cap Growth Index	262,609,814	72,518,488	9,452,622	4,028,372	25,518,439	352,988,453
TIAA-CREF Enhanced Large-Cap Value Index	283,365,227	48,896,394	18,779,778	7,656,588	25,093,185	332,017,429
TIAA-CREF Global Natural Resources	56,610,060	6,481,803	22,227,769	640,901	753,643	42,924,060
TIAA-CREF Growth & Income	238,243,202	42,461,190	9,636,307	4,292,387	29,981,548	288,504,401
TIAA-CREF High-Yield	136,933,719	41,844,224	5,208,258	526,557	10,252,162	172,149,773
TIAA-CREF International Equity	205,893,929	28,086,007	50,934,585	16,212,080	3,224,302	220,135,781
TIAA-CREF International Opportunities	37,911,006	153,234,590	2,816,604	423,401	696,727	205,965,416
TIAA-CREF Large-Cap Growth	259,744,245	54,355,059	12,438,201	6,964,464	23,049,804	350,070,099
TIAA-CREF Large-Cap Value	280,496,335	45,975,659	11,403,916	4,990,060	25,054,863	331,419,307
TIAA-CREF Mid-Cap Growth	16,501,708	6,826,929	5,717,508	2,262,525	2,250,683	19,443,758
TIAA-CREF Mid-Cap Value	19,595,356	2,330,561	7,928,032	2,941,750	1,088,731	15,888,505
TIAA-CREF Money Market	7,692,364	41,175	7,460,097	—	20	273,442
TIAA-CREF Small-Cap Equity	116,267,537	22,479,802	4,328,587	2,258,825	12,368,725	149,642,989
	$2,323,822,586	$634,743,832	$232,897,771	$63,462,970	$175,548,792	$2,942,861,411

Lifecycle 2045 Fund
TIAA-CREF Bond Plus	$23,037,275	$15,444,553	$3,369,616	$(124,080)	$696,126	$35,062,451
TIAA-CREF Emerging Markets Equity	34,192,423	8,962,060	1,419,976	(90,815)	271,597	40,816,869
TIAA-CREF Enhanced International Equity Index	45,699,423	21,141,657	8,783,670	436,521	3,663,442	63,230,912
TIAA-CREF Enhanced Large-Cap Growth Index	66,999,976	32,397,693	1,204,192	(35,023)	7,330,636	105,750,275
TIAA-CREF Enhanced Large-Cap Value Index	72,367,455	23,418,082	1,473,688	(46,209)	7,180,400	99,296,807
TIAA-CREF Global Natural Resources	14,544,872	3,024,942	5,300,757	(341,960)	216,281	12,866,881
TIAA-CREF Growth & Income	60,744,812	22,429,143	1,252,239	(27,716)	8,568,814	86,598,458
TIAA-CREF High-Yield	35,217,279	17,018,692	621,063	(28,272)	2,884,306	51,327,330
TIAA-CREF International Equity	52,450,275	14,416,242	11,523,963	1,013,177	921,750	65,728,705
TIAA-CREF International Opportunities	9,742,424	47,064,330	375,835	(176)	200,156	61,526,576
TIAA-CREF Large-Cap Growth	67,211,738	25,961,866	1,883,885	(38,356)	6,542,650	104,721,880
TIAA-CREF Large-Cap Value	72,388,174	23,150,069	961,670	(18,057)	7,166,853	99,002,792
TIAA-CREF Mid-Cap Growth	4,219,050	2,670,324	1,650,766	92,871	645,222	5,743,419
TIAA-CREF Mid-Cap Value	5,011,201	1,144,889	1,931,381	236,830	310,402	4,737,031
TIAA-CREF Money Market	2,004,612	20,938	1,944,530	—	6	81,020
TIAA-CREF Small-Cap Equity	29,783,095	11,362,455	463,585	(22,941)	3,555,803	44,797,118
	$595,614,084	$269,627,935	$44,160,816	$1,005,794	$50,154,444	$881,288,524

17

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2014
Lifecycle 2050 Fund
TIAA-CREF Bond Plus	$12,512,483	$8,690,715	$1,438,413	$(56,744)	$386,465	$19,742,212
TIAA-CREF Emerging Markets Equity	18,734,601	5,403,673	622,902	(28,909)	151,167	23,020,137
TIAA-CREF Enhanced International Equity Index	25,043,057	12,499,769	4,840,857	229,081	2,039,155	35,556,867
TIAA-CREF Enhanced Large-Cap Growth Index	36,694,091	19,287,768	726,805	(12,970)	4,083,614	59,421,820
TIAA-CREF Enhanced Large-Cap Value Index	39,650,596	14,393,487	853,914	(8,039)	3,999,473	55,927,710
TIAA-CREF Global Natural Resources	7,966,483	1,792,092	2,889,508	(173,540)	120,287	7,209,581
TIAA-CREF Growth & Income	33,235,345	13,361,737	484,317	(5,594)	4,768,781	48,686,429
TIAA-CREF High-Yield	19,190,857	10,206,330	372,468	(16,613)	1,600,694	28,868,419
TIAA-CREF International Equity	28,664,588	8,628,339	6,137,241	528,506	513,106	36,922,188
TIAA-CREF International Opportunities	5,337,165	26,613,541	179,392	337	111,388	34,581,131
TIAA-CREF Large-Cap Growth	36,841,092	15,602,965	966,279	(20,790)	3,645,842	58,899,670
TIAA-CREF Large-Cap Value	39,673,334	14,311,519	735,668	982	3,992,383	55,666,743
TIAA-CREF Mid-Cap Growth	2,312,362	1,541,587	909,330	48,693	359,072	3,223,901
TIAA-CREF Mid-Cap Value	2,746,851	624,425	994,894	115,336	172,922	2,658,979
TIAA-CREF Money Market	1,092,776	9,004	1,059,898	—	3	41,882
TIAA-CREF Small-Cap Equity	16,322,873	6,850,445	253,391	(9,512)	1,978,905	25,191,864
	$326,018,554	$159,817,396	$23,465,277	$590,224	$27,923,257	$495,619,533

Lifecycle 2055 Fund
TIAA-CREF Bond Plus	$1,291,213	$1,485,706	$153,403	$(5,549)	$46,935	$2,629,167
TIAA-CREF Emerging Markets Equity	1,900,421	1,309,251	100,547	(15,627)	19,567	3,057,419
TIAA-CREF Enhanced International Equity Index	2,535,500	2,313,862	438,751	1,317	263,837	4,731,022
TIAA-CREF Enhanced Large-Cap Growth Index	3,695,533	3,843,871	111,866	(8,086)	527,814	7,901,422
TIAA-CREF Enhanced Large-Cap Value Index	4,001,939	3,265,291	128,253	(8,995)	516,925	7,428,061
TIAA-CREF Global Natural Resources	801,521	368,434	247,944	(16,405)	15,519	960,718
TIAA-CREF Growth & Income	3,343,702	2,971,072	113,817	(10,531)	611,395	6,475,115
TIAA-CREF High-Yield	1,966,828	2,042,065	61,260	(2,711)	196,787	3,939,486
TIAA-CREF International Equity	2,873,148	1,889,136	538,604	7,864	66,119	4,906,879
TIAA-CREF International Opportunities	543,009	3,795,938	96,213	(1,985)	14,399	4,602,213
TIAA-CREF Large-Cap Growth	3,743,487	3,412,205	180,864	(7,518)	471,329	7,839,256
TIAA-CREF Large-Cap Value	4,034,798	3,208,195	83,494	(6,979)	516,526	7,400,138
TIAA-CREF Mid-Cap Growth	233,017	279,338	114,521	1,729	46,866	427,639
TIAA-CREF Mid-Cap Value	277,072	161,463	117,646	4,461	22,351	352,872
TIAA-CREF Money Market	109,458	3,278	106,145	—	—	6,591
TIAA-CREF Small-Cap Equity	1,649,970	1,506,537	56,194	(4,521)	255,647	3,345,875
	$33,000,616	$31,855,642	$2,649,522	$(73,536)	$3,592,016	$66,003,873

18

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Retirement Income	$244,691,088	$30,134,523	$—	$30,134,523
Lifecycle 2010	877,854,547	143,431,474	—	143,431,474
Lifecycle 2015	1,455,503,172	154,469,983	(9,762,998)	144,706,985
Lifecycle 2020	2,019,586,958	258,255,751	(11,041,127)	247,214,624
Lifecycle 2025	1,969,929,308	295,266,757	(9,457,734)	285,809,023
Lifecycle 2030	1,851,669,587	326,235,972	(6,625,158)	319,610,814
Lifecycle 2035	1,855,916,740	370,523,763	(4,603,215)	365,920,548
Lifecycle 2040	2,415,757,961	532,877,563	(5,774,113)	527,103,450
Lifecycle 2045	730,655,953	150,632,571	—	150,632,571
Lifecycle 2050	414,211,422	81,408,111	—	81,408,111
Lifecycle 2055	58,803,126	7,200,747	—	7,200,747
19

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 49.6%
1,472,930	TIAA-CREF Bond Index Fund	$15,789,812
	TOTAL FIXED INCOME	15,789,812

INFLATION-PROTECTED ASSETS - 9.8%
272,224	TIAA-CREF Inflation-Linked Bond Fund	3,122,411
	TOTAL INFLATION-PROTECTED ASSETS	3,122,411

INTERNATIONAL EQUITY - 12.0%
82,580	TIAA-CREF Emerging Markets Equity Index Fund	824,970
154,468	TIAA-CREF International Equity Index Fund	3,004,397
	TOTAL INTERNATIONAL EQUITY	3,829,367

U.S. EQUITY - 28.5%
633,486	TIAA-CREF Equity Index Fund	9,071,523
	TOTAL U.S. EQUITY	9,071,523

	TOTAL TIAA-CREF FUNDS	31,813,113
	(Cost $28,047,363)

	TOTAL INVESTMENTS - 99.9%	31,813,113
	(Cost $28,047,363)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	46,036
	NET ASSETS - 100.0%	$31,859,149

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 45.6%
6,301,887	TIAA-CREF Bond Index Fund	$67,556,224
	TOTAL FIXED INCOME	67,556,224

INFLATION-PROTECTED ASSETS - 7.2%
928,906	TIAA-CREF Inflation-Linked Bond Fund	10,654,549
	TOTAL INFLATION-PROTECTED ASSETS	10,654,549

INTERNATIONAL EQUITY - 14.0%
445,748	TIAA-CREF Emerging Markets Equity Index Fund	4,453,024
837,013	TIAA-CREF International Equity Index Fund	16,279,906
	TOTAL INTERNATIONAL EQUITY	20,732,930

U.S. EQUITY - 32.8%
3,389,700	TIAA-CREF Equity Index Fund	48,540,498
	TOTAL U.S. EQUITY	48,540,498

	TOTAL TIAA-CREF FUNDS	147,484,201
	(Cost $126,615,252)

	TOTAL INVESTMENTS - 99.6%	147,484,201
	(Cost $126,615,252)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	559,419
	NET ASSETS - 100.0%	$148,043,620

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 41.7%
10,382,447	TIAA-CREF Bond Index Fund	$111,299,835
	TOTAL FIXED INCOME	111,299,835

INFLATION-PROTECTED ASSETS - 5.3%
1,226,837	TIAA-CREF Inflation-Linked Bond Fund	14,071,820
	TOTAL INFLATION-PROTECTED ASSETS	14,071,820

INTERNATIONAL EQUITY - 15.7%
901,075	TIAA-CREF Emerging Markets Equity Index Fund	9,001,743
1,685,446	TIAA-CREF International Equity Index Fund	32,781,929
	TOTAL INTERNATIONAL EQUITY	41,783,672

U.S. EQUITY - 37.0%
6,883,891	TIAA-CREF Equity Index Fund	98,577,320
	TOTAL U.S. EQUITY	98,577,320

	TOTAL TIAA-CREF FUNDS	265,732,647
	(Cost $226,050,596)

	TOTAL INVESTMENTS - 99.7%	265,732,647
	(Cost $226,050,596)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	776,756
	NET ASSETS - 100.0%	$266,509,403

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 35.7%
12,655,708	TIAA-CREF Bond Index Fund	$135,669,185
	TOTAL FIXED INCOME	135,669,185

INFLATION-PROTECTED ASSETS - 3.3%
1,101,578	TIAA-CREF Inflation-Linked Bond Fund	12,635,100
	TOTAL INFLATION-PROTECTED ASSETS	12,635,100

INTERNATIONAL EQUITY - 18.1%
1,479,650	TIAA-CREF Emerging Markets Equity Index Fund	14,781,700
2,767,642	TIAA-CREF International Equity Index Fund	53,830,644
	TOTAL INTERNATIONAL EQUITY	68,612,344

U.S. EQUITY - 42.6%
11,283,801	TIAA-CREF Equity Index Fund	161,584,029
	TOTAL U.S. EQUITY	161,584,029

	TOTAL TIAA-CREF FUNDS	378,500,658
	(Cost $318,700,113)

	TOTAL INVESTMENTS - 99.7%	378,500,658
	(Cost $318,700,113)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	1,218,918
	NET ASSETS - 100.0%	$379,719,576

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 29.8%
10,625,700	TIAA-CREF Bond Index Fund	$113,907,505
	TOTAL FIXED INCOME	113,907,505

INFLATION-PROTECTED ASSETS - 1.4%
462,352	TIAA-CREF Inflation-Linked Bond Fund	5,303,178
	TOTAL INFLATION-PROTECTED ASSETS	5,303,178

INTERNATIONAL EQUITY - 20.6%
1,692,342	TIAA-CREF Emerging Markets Equity Index Fund	16,906,498
3,178,631	TIAA-CREF International Equity Index Fund	61,824,378
	TOTAL INTERNATIONAL EQUITY	78,730,876

U.S. EQUITY - 48.1%
12,870,101	TIAA-CREF Equity Index Fund	184,299,852
	TOTAL U.S. EQUITY	184,299,852

	TOTAL TIAA-CREF FUNDS	382,241,411
	(Cost $317,045,176)

	TOTAL INVESTMENTS - 99.9%	382,241,411
	(Cost $317,045,176)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	541,549
	NET ASSETS - 100.0%	$382,782,960

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 23.1%
8,551,490	TIAA-CREF Bond Index Fund	$91,671,969
	TOTAL FIXED INCOME	91,671,969

INTERNATIONAL EQUITY - 23.0%
1,959,474	TIAA-CREF Emerging Markets Equity Index Fund	19,575,147
3,689,000	TIAA-CREF International Equity Index Fund	71,751,050
	TOTAL INTERNATIONAL EQUITY	91,326,197

U.S. EQUITY - 53.5%
14,819,926	TIAA-CREF Equity Index Fund	212,221,337
	TOTAL U.S. EQUITY	212,221,337

	TOTAL TIAA-CREF FUNDS	395,219,503
	(Cost $319,691,014)

	TOTAL INVESTMENTS - 99.6%	395,219,503
	(Cost $319,691,014)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	1,512,098
	NET ASSETS - 100.0%	$396,731,601

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 15.3%
5,541,442	TIAA-CREF Bond Index Fund	$59,404,261
	TOTAL FIXED INCOME	59,404,261

INTERNATIONAL EQUITY - 25.4%
2,127,498	TIAA-CREF Emerging Markets Equity Index Fund	21,253,703
3,977,846	TIAA-CREF International Equity Index Fund	77,369,110
	TOTAL INTERNATIONAL EQUITY	98,622,813

U.S. EQUITY - 58.9%
15,948,065	TIAA-CREF Equity Index Fund	228,376,294
	TOTAL U.S. EQUITY	228,376,294

	TOTAL TIAA-CREF FUNDS	386,403,368
	(Cost $306,538,350)

	TOTAL INVESTMENTS - 99.6%	386,403,368
	(Cost $306,538,350)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	1,458,865
	NET ASSETS - 100.0%	$387,862,233

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 9.8%
4,202,312	TIAA-CREF Bond Index Fund	$45,048,789
	TOTAL FIXED INCOME	45,048,789

INTERNATIONAL EQUITY - 27.1%
2,692,341	TIAA-CREF Emerging Markets Equity Index Fund	26,896,484
5,044,014	TIAA-CREF International Equity Index Fund	98,106,079
	TOTAL INTERNATIONAL EQUITY	125,002,563

U.S. EQUITY - 62.7%
20,205,109	TIAA-CREF Equity Index Fund	289,337,154
	TOTAL U.S. EQUITY	289,337,154

	TOTAL TIAA-CREF FUNDS	459,388,506
	(Cost $354,605,500)

	TOTAL INVESTMENTS - 99.6%	459,388,506
	(Cost $354,605,500)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	1,699,421
	NET ASSETS - 100.0%	$461,087,927

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 9.9%
1,795,625	TIAA-CREF Bond Index Fund	$19,249,103
	TOTAL FIXED INCOME	19,249,103

INTERNATIONAL EQUITY - 27.0%
1,134,612	TIAA-CREF Emerging Markets Equity Index Fund	11,334,775
2,128,849	TIAA-CREF International Equity Index Fund	41,406,121
	TOTAL INTERNATIONAL EQUITY	52,740,896

U.S. EQUITY - 62.5%
8,522,314	TIAA-CREF Equity Index Fund	122,039,539
	TOTAL U.S. EQUITY	122,039,539

	TOTAL TIAA-CREF FUNDS	194,029,538
	(Cost $155,987,267)

	TOTAL INVESTMENTS - 99.4%	194,029,538
	(Cost $155,987,267)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	1,154,308
	NET ASSETS - 100.0%	$195,183,846

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 9.9%
1,125,357	TIAA-CREF Bond Index Fund	$12,063,822
	TOTAL FIXED INCOME	12,063,822

INTERNATIONAL EQUITY - 27.0%
713,132	TIAA-CREF Emerging Markets Equity Index Fund	7,124,188
1,335,543	TIAA-CREF International Equity Index Fund	25,976,314
	TOTAL INTERNATIONAL EQUITY	33,100,502

U.S. EQUITY - 62.5%
5,350,806	TIAA-CREF Equity Index Fund	76,623,549
	TOTAL U.S. EQUITY	76,623,549

	TOTAL TIAA-CREF FUNDS	121,787,873
	(Cost $97,013,959)

	TOTAL INVESTMENTS - 99.4%	121,787,873
	(Cost $97,013,959)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	743,869
	NET ASSETS - 100.0%	$122,531,742

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 9.8%
227,940	TIAA-CREF Bond Index Fund	$2,443,515
	TOTAL FIXED INCOME	2,443,515

INTERNATIONAL EQUITY - 27.1%
145,126	TIAA-CREF Emerging Markets Equity Index Fund	1,449,811
271,441	TIAA-CREF International Equity Index Fund	5,279,536
	TOTAL INTERNATIONAL EQUITY	6,729,347

U.S. EQUITY - 62.6%
1,088,143	TIAA-CREF Equity Index Fund	15,582,211
	TOTAL U.S. EQUITY	15,582,211

	TOTAL TIAA-CREF FUNDS	24,755,073
	(Cost $20,722,566)

	TOTAL INVESTMENTS - 99.5%	24,755,073
	(Cost $20,722,566)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	121,692
	NET ASSETS - 100.0%	$24,876,765

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

12

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2014, there were no transfers between levels by the Funds.

As of February 28, 2014, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2014
Lifecycle Index Retirement Income Fund
TIAA-CREF Bond Index	$12,888,761	$4,820,913	$1,851,562	$(68,768)	$223,672	$15,789,812
TIAA-CREF Emerging Markets Equity Index	617,278	400,553	172,917	(9,452)	14,927	824,970
TIAA-CREF Equity Index	7,936,920	2,176,525	2,225,997	113,077	167,604	9,071,523
TIAA-CREF Inflation-Linked Bond	2,536,557	1,059,891	371,735	(37,317)	38,593	3,122,411
TIAA-CREF International Equity Index	1,914,193	1,328,688	567,562	13,731	77,131	3,004,397
	$25,893,709	$9,786,570	$5,189,773	$11,271	$521,927	$31,813,113
Lifecycle Index 2010 Fund
TIAA-CREF Bond Index	$54,624,002	$18,914,009	$5,681,297	$(227,175)	$917,523	$67,556,224
TIAA-CREF Emerging Markets Equity Index	3,366,450	1,893,118	680,767	(75,756)	76,412	4,453,024
TIAA-CREF Equity Index	43,210,182	8,970,067	9,721,274	954,749	858,659	48,540,498
TIAA-CREF Inflation-Linked Bond	8,406,463	3,493,443	912,288	(93,727)	124,012	10,654,549
TIAA-CREF International Equity Index	10,450,490	6,121,450	1,976,373	25,840	395,134	16,279,906
	$120,057,587	$39,392,087	$18,971,999	$583,931	$2,371,740	$147,484,201
Lifecycle Index 2015 Fund
TIAA-CREF Bond Index	$89,537,381	$31,732,342	$9,510,813	$(377,635)	$1,531,909	$111,299,835
TIAA-CREF Emerging Markets Equity Index	6,887,932	3,751,768	1,373,513	(170,994)	161,231	9,001,743
TIAA-CREF Equity Index	88,462,731	17,282,307	19,734,289	1,432,749	1,810,338	98,577,320
TIAA-CREF Inflation-Linked Bond	10,952,912	4,705,517	1,155,066	(119,565)	162,024	14,071,820
TIAA-CREF International Equity Index	21,439,375	11,776,802	3,871,298	22,786	833,115	32,781,929
	$217,280,331	$69,248,736	$35,644,979	$787,341	$4,498,617	$265,732,647
Lifecycle Index 2020 Fund
TIAA-CREF Bond Index	$103,316,245	$38,670,945	$5,873,103	$(230,612)	$1,838,845	$135,669,185
TIAA-CREF Emerging Markets Equity Index	10,677,043	5,730,487	1,205,610	(150,108)	263,676	14,781,700
TIAA-CREF Equity Index	137,763,410	24,724,850	21,074,882	1,390,169	2,960,620	161,584,029
TIAA-CREF Inflation-Linked Bond	9,048,049	4,378,831	439,797	(48,086)	139,083	12,635,100
TIAA-CREF International Equity Index	33,109,382	18,637,847	3,444,730	35,074	1,362,474	53,830,644
	$293,914,129	$92,142,960	$32,038,122	$996,437	$6,564,698	$378,500,658
Lifecycle Index 2025 Fund
TIAA-CREF Bond Index	$83,114,599	$36,525,521	$5,428,638	$(210,764)	$1,526,080	$113,907,505
TIAA-CREF Emerging Markets Equity Index	11,705,206	7,164,338	1,491,457	(187,661)	297,712	16,906,498
TIAA-CREF Equity Index	151,490,405	33,531,883	23,384,802	1,198,752	3,342,769	184,299,852
TIAA-CREF Inflation-Linked Bond	3,182,118	2,409,608	168,638	(19,343)	52,510	5,303,178
TIAA-CREF International Equity Index	36,301,879	23,193,782	3,884,228	24,866	1,538,343	61,824,378
	$285,794,207	$102,825,132	$34,357,763	$805,850	$6,757,414	$382,241,411

13

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2014
Lifecycle Index 2030 Fund
TIAA-CREF Bond Index	$65,901,186	$30,376,771	$4,373,443	$(166,974)	$1,218,875	$91,671,969
TIAA-CREF Emerging Markets Equity Index	13,562,490	7,900,201	1,328,630	(161,191)	343,301	19,575,147
TIAA-CREF Equity Index	176,080,869	34,347,456	24,088,112	1,352,415	3,849,906	212,221,337
TIAA-CREF International Equity Index	42,064,935	25,245,665	2,657,496	34,690	1,771,518	71,751,050
	$297,609,480	$97,870,093	$32,447,681	$1,058,940	$7,183,600	$395,219,503
Lifecycle Index 2035 Fund
TIAA-CREF Bond Index	$40,816,439	$20,959,907	$2,247,265	$(84,634)	$785,807	$59,404,261
TIAA-CREF Emerging Markets Equity Index	14,417,759	8,581,376	1,130,451	(158,891)	375,787	21,253,703
TIAA-CREF Equity Index	187,586,485	36,891,875	24,109,439	1,147,464	4,222,794	228,376,294
TIAA-CREF International Equity Index	44,782,566	27,099,344	2,162,737	9,496	1,944,621	77,369,110
	$287,603,249	$93,532,502	$29,649,892	$913,435	$7,329,009	$386,403,368
Lifecycle Index 2040 Fund
TIAA-CREF Bond Index	$33,938,226	$13,840,739	$2,579,269	$(93,975)	$618,667	$45,048,789
TIAA-CREF Emerging Markets Equity Index	18,378,061	10,322,496	1,010,171	(139,935)	482,582	26,896,484
TIAA-CREF Equity Index	239,073,787	39,338,734	24,774,501	1,511,098	5,416,409	289,337,154
TIAA-CREF International Equity Index	57,066,016	33,624,140	2,308,857	7,113	2,493,407	98,106,079
	$348,456,090	$97,126,109	$30,672,798	$1,284,301	$9,011,065	$459,388,506
Lifecycle Index 2045 Fund
TIAA-CREF Bond Index	$13,197,246	$7,094,117	$997,488	$(38,551)	$253,152	$19,249,103
TIAA-CREF Emerging Markets Equity Index	7,159,994	4,954,035	463,181	(64,676)	199,338	11,334,775
TIAA-CREF Equity Index	93,117,195	24,337,532	10,057,053	287,192	2,238,210	122,039,539
TIAA-CREF International Equity Index	22,206,624	16,306,821	1,103,938	(4,700)	1,030,022	41,406,121
	$135,681,059	$52,692,505	$12,621,660	$179,265	$3,720,722	$194,029,538
Lifecycle Index 2050 Fund
TIAA-CREF Bond Index	$8,709,213	$3,921,182	$531,599	$(20,243)	$163,499	$12,063,822
TIAA-CREF Emerging Markets Equity Index	4,718,994	2,951,769	358,780	(57,427)	126,739	7,124,188
TIAA-CREF Equity Index	61,290,258	11,811,810	5,996,481	210,873	1,424,146	76,623,549
TIAA-CREF International Equity Index	14,634,307	9,413,690	684,712	1,847	655,482	25,976,314
	$89,352,772	$28,098,451	$7,571,572	$135,050	$2,369,866	$121,787,873
Lifecycle Index 2055 Fund
TIAA-CREF Bond Index	$1,657,177	$896,332	$104,502	$(3,910)	$32,042	$2,443,515
TIAA-CREF Emerging Markets Equity Index	896,230	659,566	64,595	(14,946)	25,593	1,449,811
TIAA-CREF Equity Index	11,656,488	3,144,683	1,062,780	35,073	287,363	15,582,211
TIAA-CREF International Equity Index	2,779,713	2,097,810	99,810	(293)	132,244	5,279,536
	$16,989,608	$6,798,391	$1,331,687	$15,924	$477,242	$24,755,073
14

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Index Retirement Income	$28,047,363	$3,782,766	$(17,016)	$3,765,750
Lifecycle Index 2010	126,615,252	20,934,746	(65,797)	20,868,949
Lifecycle Index 2015	226,050,596	39,982,337	(300,286)	39,682,051
Lifecycle Index 2020	318,700,113	60,458,745	(658,200)	59,800,545
Lifecycle Index 2025	317,045,176	65,772,714	(576,479)	65,196,235
Lifecycle Index 2030	319,691,014	76,182,719	(654,230)	75,528,489
Lifecycle Index 2035	306,538,350	80,611,889	(746,871)	79,865,018
Lifecycle Index 2040	354,605,500	105,771,605	(988,599)	104,783,006
Lifecycle Index 2045	155,987,267	38,410,233	(367,962)	38,042,271
Lifecycle Index 2050	97,013,959	24,990,336	(216,422)	24,773,914
Lifecycle Index 2055	20,722,566	4,134,932	(102,425)	4,032,507
15

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 39.6%
606,580	TIAA-CREF Bond Fund	$6,326,629
658,393	TIAA-CREF Bond Plus Fund	6,985,551
67,674	TIAA-CREF High-Yield Fund	703,805
	TOTAL FIXED INCOME	14,015,985

INTERNATIONAL EQUITY - 6.7%
49,138	TIAA-CREF Emerging Markets Equity Fund	526,273
47,527	TIAA-CREF Enhanced International Equity Index Fund	392,574
11,911	TIAA-CREF Global Natural Resources Fund	118,160
59,593	TIAA-CREF International Equity Fund	721,673
53,149	TIAA-CREF International Opportunities Fund	606,960
	TOTAL INTERNATIONAL EQUITY	2,365,640

SHORT-TERM FIXED INCOME - 39.4%
2,993	TIAA-CREF Money Market Fund	2,993
1,335,452	TIAA-CREF Short-Term Bond Fund	13,928,762
	TOTAL SHORT-TERM FIXED INCOME	13,931,755

U.S. EQUITY - 13.9%
40,744	TIAA-CREF Enhanced Large-Cap Growth Index Fund	465,699
41,893	TIAA-CREF Enhanced Large-Cap Value Index Fund	436,109
86,395	TIAA-CREF Growth & Income Fund	1,060,070
82,321	TIAA-CREF Large-Cap Growth Fund	1,283,391
68,956	TIAA-CREF Large-Cap Value Fund	1,212,252
1,556	TIAA-CREF Mid-Cap Growth Fund	37,783
1,093	TIAA-CREF Mid-Cap Value Fund	25,618
21,195	TIAA-CREF Small-Cap Equity Fund	410,116
	TOTAL U.S. EQUITY	4,931,038

	TOTAL TIAA-CREF FUNDS	35,244,418
	(Cost $34,115,790)

	TOTAL INVESTMENTS - 99.6%	35,244,418
	(Cost $34,115,790)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	127,574
	NET ASSETS - 100.0%	$35,371,992

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE CONSERVATIVE FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 39.4%
506,577	TIAA-CREF Bond Fund	$5,283,598
1,836,257	TIAA-CREF Bond Plus Fund	19,482,689
126,847	TIAA-CREF High-Yield Fund	1,319,205
	TOTAL FIXED INCOME	26,085,492

INTERNATIONAL EQUITY - 12.6%
148,638	TIAA-CREF Emerging Markets Equity Fund	1,591,912
196,493	TIAA-CREF Enhanced International Equity Index Fund	1,623,030
44,294	TIAA-CREF Global Natural Resources Fund	439,398
216,187	TIAA-CREF International Equity Fund	2,618,019
183,500	TIAA-CREF International Opportunities Fund	2,095,567
	TOTAL INTERNATIONAL EQUITY	8,367,926

SHORT-TERM FIXED INCOME - 19.7%
4,722	TIAA-CREF Money Market Fund	4,722
1,249,402	TIAA-CREF Short-Term Bond Fund	13,031,264
	TOTAL SHORT-TERM FIXED INCOME	13,035,986

U.S. EQUITY - 28.0%
160,177	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,830,828
165,374	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,721,540
321,274	TIAA-CREF Growth & Income Fund	3,942,036
306,126	TIAA-CREF Large-Cap Growth Fund	4,772,502
256,440	TIAA-CREF Large-Cap Value Fund	4,508,223
7,433	TIAA-CREF Mid-Cap Growth Fund	180,470
6,115	TIAA-CREF Mid-Cap Value Fund	143,265
76,976	TIAA-CREF Small-Cap Equity Fund	1,489,488
	TOTAL U.S. EQUITY	18,588,352

	TOTAL TIAA-CREF FUNDS	66,077,756
	(Cost $62,531,901)

	TOTAL INVESTMENTS - 99.7%	66,077,756
	(Cost $62,531,901)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	171,931
	NET ASSETS - 100.0%	$66,249,687

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE MODERATE FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 39.1%
3,059,027	TIAA-CREF Bond Plus Fund	$32,456,278
167,099	TIAA-CREF High-Yield Fund	1,737,825
	TOTAL FIXED INCOME	34,194,103

INTERNATIONAL EQUITY - 18.7%
270,143	TIAA-CREF Emerging Markets Equity Fund	2,893,227
398,117	TIAA-CREF Enhanced International Equity Index Fund	3,288,446
86,836	TIAA-CREF Global Natural Resources Fund	861,412
427,761	TIAA-CREF International Equity Fund	5,180,186
360,579	TIAA-CREF International Opportunities Fund	4,117,815
	TOTAL INTERNATIONAL EQUITY	16,341,086

SHORT-TERM FIXED INCOME - 0.0%
6,346	TIAA-CREF Money Market Fund	6,346
	TOTAL SHORT-TERM FIXED INCOME	6,346

U.S. EQUITY - 41.9%
312,156	TIAA-CREF Enhanced Large-Cap Growth Index Fund	3,567,944
321,992	TIAA-CREF Enhanced Large-Cap Value Index Fund	3,351,941
629,848	TIAA-CREF Growth & Income Fund	7,728,238
600,147	TIAA-CREF Large-Cap Growth Fund	9,356,291
502,739	TIAA-CREF Large-Cap Value Fund	8,838,157
20,007	TIAA-CREF Mid-Cap Growth Fund	485,764
16,949	TIAA-CREF Mid-Cap Value Fund	397,122
152,332	TIAA-CREF Small-Cap Equity Fund	2,947,616
	TOTAL U.S. EQUITY	36,673,073

	TOTAL TIAA-CREF FUNDS	87,214,608
	(Cost $81,205,973)

	TOTAL INVESTMENTS - 99.7%	87,214,608
	(Cost $81,205,973)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	272,605
	NET ASSETS - 100.0%	$87,487,213

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 19.3%
712,461	TIAA-CREF Bond Plus Fund	$7,559,209
83,656	TIAA-CREF High-Yield Fund	870,027
	TOTAL FIXED INCOME	8,429,236

INTERNATIONAL EQUITY - 24.7%
171,637	TIAA-CREF Emerging Markets Equity Fund	1,838,232
268,000	TIAA-CREF Enhanced International Equity Index Fund	2,213,683
57,523	TIAA-CREF Global Natural Resources Fund	570,623
285,167	TIAA-CREF International Equity Fund	3,453,374
239,880	TIAA-CREF International Opportunities Fund	2,739,433
	TOTAL INTERNATIONAL EQUITY	10,815,345

SHORT-TERM FIXED INCOME - 0.0%
3,306	TIAA-CREF Money Market Fund	3,306
	TOTAL SHORT-TERM FIXED INCOME	3,306

U.S. EQUITY - 55.8%
206,158	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,356,383
212,612	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,213,287
417,219	TIAA-CREF Growth & Income Fund	5,119,278
397,545	TIAA-CREF Large-Cap Growth Fund	6,197,721
333,018	TIAA-CREF Large-Cap Value Fund	5,854,455
14,841	TIAA-CREF Mid-Cap Growth Fund	360,351
12,885	TIAA-CREF Mid-Cap Value Fund	301,904
101,836	TIAA-CREF Small-Cap Equity Fund	1,970,524
	TOTAL U.S. EQUITY	24,373,903

	TOTAL TIAA-CREF FUNDS	43,621,790
	(Cost $38,360,891)

	TOTAL INVESTMENTS - 99.8%	43,621,790
	(Cost $38,360,891)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	109,091
	NET ASSETS - 100.0%	$43,730,881

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.5%(a)

INTERNATIONAL EQUITY - 30.8%
193,355	TIAA-CREF Emerging Markets Equity Fund	$2,070,828
312,663	TIAA-CREF Enhanced International Equity Index Fund	2,582,598
66,411	TIAA-CREF Global Natural Resources Fund	658,801
334,526	TIAA-CREF International Equity Fund	4,051,108
275,829	TIAA-CREF International Opportunities Fund	3,149,963
	TOTAL INTERNATIONAL EQUITY	12,513,298

SHORT-TERM FIXED INCOME - 0.0%
4,048	TIAA-CREF Money Market Fund	4,048
	TOTAL SHORT-TERM FIXED INCOME	4,048

U.S. EQUITY - 69.7%
238,143	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,721,972
245,881	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,559,620
483,754	TIAA-CREF Growth & Income Fund	5,935,665
460,215	TIAA-CREF Large-Cap Growth Fund	7,174,748
385,276	TIAA-CREF Large-Cap Value Fund	6,773,149
18,359	TIAA-CREF Mid-Cap Growth Fund	445,747
16,077	TIAA-CREF Mid-Cap Value Fund	376,689
118,436	TIAA-CREF Small-Cap Equity Fund	2,291,735
	TOTAL U.S. EQUITY	28,279,325

	TOTAL TIAA-CREF FUNDS	40,796,671
	(Cost $34,515,203)

	TOTAL INVESTMENTS - 100.5%	40,796,671
	(Cost $34,515,203)
	OTHER ASSETS & LIABILITIES, NET - (0.5)%	(207,408)
	NET ASSETS - 100.0%	$40,589,263

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

6

TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2014, there were no transfers between levels by the Funds.

As of February 28, 2014, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2013	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2014
TIAA-CREF Lifestyle Income Fund
TIAA-CREF Bond	$4,121,201	$2,664,914	$441,250	$(21,831)	$139,864	$6,326,629
TIAA-CREF Bond Plus	4,588,052	2,848,670	446,631	(19,283)	137,581	6,985,551
TIAA-CREF Emerging Markets Equity	409,204	183,346	53,675	(3,985)	3,331	526,273
TIAA-CREF Enhanced International Equity Index	300,634	235,572	172,405	30,656	21,253	392,574
TIAA-CREF Enhanced Large-Cap Growth Index	237,703	233,090	35,572	1,612	30,638	465,699
TIAA-CREF Enhanced Large-Cap Value Index	260,947	201,608	46,294	2,341	29,955	436,109
TIAA-CREF Global Natural Resources	43,152	112,493	42,515	(359)	1,883	118,160
TIAA-CREF Growth & Income	696,245	434,634	129,043	3,701	99,741	1,060,070
TIAA-CREF High-Yield	464,498	289,495	46,711	(1,384)	37,793	703,805
TIAA-CREF International Equity	742,456	270,766	423,144	105,836	9,637	721,673
TIAA-CREF International Opportunities	84,320	501,888	25,143	(318)	1,878	606,960
TIAA-CREF Large-Cap Growth	730,882	530,831	138,877	14,641	76,193	1,283,391
TIAA-CREF Large-Cap Value	790,893	500,511	133,846	8,411	83,495	1,212,252
TIAA-CREF Mid-Cap Growth	42,927	34,383	44,610	6,091	3,816	37,783
TIAA-CREF Mid-Cap Value	52,121	15,738	47,178	8,479	1,511	25,618
TIAA-CREF Money Market	77,992	928	75,926	—	—	2,993
TIAA-CREF Short-Term Bond	9,287,620	5,631,375	965,317	(13,399)	142,287	13,928,762
TIAA-CREF Small-Cap Equity	256,418	164,425	47,950	3,164	30,984	410,116
	$23,187,265	$14,854,667	$3,316,087	$124,373	$851,840	$35,244,418
7

TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2013	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2014
TIAA-CREF Lifestyle Conservative Fund
TIAA-CREF Bond	$2,643,574	$2,730,436	$90,630	$(5,169)	$109,138	$5,283,598
TIAA-CREF Bond Plus	9,965,714	9,718,686	247,497	(11,808)	360,588	19,482,689
TIAA-CREF Emerging Markets Equity	1,000,827	642,313	26,820	(2,069)	9,811	1,591,912
TIAA-CREF Enhanced International Equity Index	983,232	830,779	314,303	64,726	86,365	1,623,030
TIAA-CREF Enhanced Large-Cap Growth Index	775,983	965,222	22,945	1,273	117,342	1,830,828
TIAA-CREF Enhanced Large-Cap Value Index	845,193	843,508	36,764	4,360	114,988	1,721,540
TIAA-CREF Global Natural Resources	85,593	447,266	107,713	(2,869)	6,799	439,398
TIAA-CREF Growth & Income	2,028,602	1,815,244	99,286	2,914	358,296	3,942,036
TIAA-CREF High-Yield	677,708	663,100	20,629	(911)	66,464	1,319,205
TIAA-CREF International Equity	1,917,657	1,045,526	766,539	195,322	34,761	2,618,019
TIAA-CREF International Opportunities	247,481	1,772,117	85,188	533	6,483	2,095,567
TIAA-CREF Large-Cap Growth	2,245,581	2,025,673	53,559	2,772	275,338	4,772,502
TIAA-CREF Large-Cap Value	2,420,696	1,969,611	57,721	2,651	301,641	4,508,223
TIAA-CREF Mid-Cap Growth	124,326	163,071	127,532	23,852	19,409	180,470
TIAA-CREF Mid-Cap Value	151,236	100,665	128,383	29,355	8,671	143,265
TIAA-CREF Money Market	98,581	1,469	95,328	—	—	4,722
TIAA-CREF Short-Term Bond	6,732,464	6,455,609	148,165	(2,172)	123,867	13,031,264
TIAA-CREF Small-Cap Equity	750,322	706,405	89,675	(1,727)	111,840	1,489,488
	$33,694,770	$32,896,700	$2,518,677	$301,033	$2,111,801	$66,077,756
TIAA-CREF Lifestyle Moderate Fund
TIAA-CREF Bond Plus	$13,676,416	$19,417,682	$781,731	$(29,260)	$564,295	$32,456,278
TIAA-CREF Emerging Markets Equity	1,536,827	1,423,322	31,117	(3,475)	17,469	2,893,227
TIAA-CREF Enhanced International Equity Index	1,684,722	1,889,801	509,251	89,568	172,452	3,288,446
TIAA-CREF Enhanced Large-Cap Growth Index	1,306,176	2,110,481	44,217	1,016	224,757	3,567,944
TIAA-CREF Enhanced Large-Cap Value Index	1,419,426	1,897,454	77,192	1,395	220,196	3,351,941
TIAA-CREF Global Natural Resources	93,205	789,778	45,259	(2,651)	13,106	861,412
TIAA-CREF Growth & Income	3,298,387	4,257,633	141,525	6,276	686,922	7,728,238
TIAA-CREF High-Yield	737,799	1,043,568	44,214	(2,052)	83,051	1,737,825
TIAA-CREF International Equity	2,996,225	2,516,830	1,065,533	203,499	67,071	5,180,186
TIAA-CREF International Opportunities	406,027	3,497,660	93,355	(127)	12,290	4,117,815
TIAA-CREF Large-Cap Growth	3,685,065	4,810,266	123,550	8,777	530,742	9,356,291
TIAA-CREF Large-Cap Value	3,972,080	4,732,804	134,217	2,323	581,589	8,838,157
TIAA-CREF Mid-Cap Growth	224,723	383,594	156,993	35,106	49,859	485,764
TIAA-CREF Mid-Cap Value	268,398	258,188	165,154	39,231	23,520	397,122
TIAA-CREF Money Market	114,478	2,801	110,933	—	—	6,346
TIAA-CREF Small-Cap Equity	1,220,410	1,646,683	124,336	(2,729)	215,927	2,947,616
	$36,640,364	$50,678,545	$3,648,577	$346,897	$3,463,246	$87,214,608
8

TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2013	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2014
TIAA-CREF Lifestyle Growth Fund
TIAA-CREF Bond Plus	$4,525,453	$3,431,856	$399,957	$(17,000)	$144,206	$7,559,209
TIAA-CREF Emerging Markets Equity	1,395,916	628,389	149,757	(8,096)	11,316	1,838,232
TIAA-CREF Enhanced International Equity Index	1,608,760	921,231	491,528	95,127	118,549	2,213,683
TIAA-CREF Enhanced Large-Cap Growth Index	1,240,964	1,037,002	72,556	1,887	151,257	2,356,383
TIAA-CREF Enhanced Large-Cap Value Index	1,345,997	879,907	107,750	6,513	148,170	2,213,287
TIAA-CREF Global Natural Resources	66,002	534,857	47,026	(2,917)	8,848	570,623
TIAA-CREF Growth & Income	3,079,899	1,970,922	184,337	4,023	467,692	5,119,278
TIAA-CREF High-Yield	520,335	402,378	49,684	(1,939)	44,226	870,027
TIAA-CREF International Equity	2,765,701	1,036,065	875,515	221,787	45,242	3,453,374
TIAA-CREF International Opportunities	369,190	2,174,840	22,078	(396)	8,233	2,739,433
TIAA-CREF Large-Cap Growth	3,452,311	2,200,332	187,202	25,358	358,312	6,197,721
TIAA-CREF Large-Cap Value	3,718,242	2,211,694	302,135	13,497	392,631	5,854,455
TIAA-CREF Mid-Cap Growth	220,443	206,741	94,017	23,592	37,969	360,351
TIAA-CREF Mid-Cap Value	261,023	129,033	115,842	24,086	18,322	301,904
TIAA-CREF Money Market	78,860	945	76,499	—	—	3,306
TIAA-CREF Small-Cap Equity	1,139,242	751,607	84,086	(802)	145,767	1,970,524
	$25,788,338	$18,517,799	$3,259,969	$384,720	$2,100,740	$43,621,790
TIAA-CREF Lifestyle Aggressive Growth Fund
TIAA-CREF Emerging Markets Equity	$1,597,498	$713,345	$194,226	$(8,697)	$13,055	$2,070,828
TIAA-CREF Enhanced International Equity Index	1,914,704	1,016,811	554,079	104,451	141,829	2,582,598
TIAA-CREF Enhanced Large-Cap Growth Index	1,422,057	1,220,408	98,476	3,283	178,776	2,721,972
TIAA-CREF Enhanced Large-Cap Value Index	1,539,921	1,017,866	115,081	6,400	175,115	2,559,620
TIAA-CREF Global Natural Resources	60,530	622,009	43,280	(1,476)	10,504	658,801
TIAA-CREF Growth & Income	3,497,691	2,440,877	307,241	11,512	552,903	5,935,665
TIAA-CREF International Equity	3,189,405	1,131,201	878,415	202,305	53,779	4,051,108
TIAA-CREF International Opportunities	440,163	2,474,178	26,148	(300)	9,702	3,149,963
TIAA-CREF Large-Cap Growth	3,906,314	2,705,275	293,261	22,128	424,097	7,174,748
TIAA-CREF Large-Cap Value	4,209,735	2,733,501	440,889	25,151	464,483	6,773,149
TIAA-CREF Mid-Cap Growth	256,924	240,736	82,737	18,393	47,648	445,747
TIAA-CREF Mid-Cap Value	302,783	149,005	108,760	25,708	23,435	376,689
TIAA-CREF Money Market	69,616	1,729	67,297	—	—	4,048
TIAA-CREF Small-Cap Equity	1,289,504	899,395	88,750	8,957	172,637	2,291,735
	$23,696,845	$17,366,336	$3,298,640	$417,815	$2,267,963	$40,796,671
9

TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
TIAA-CREF Lifestyle Income	$34,115,790	$1,142,735	$(14,107)	$1,128,628
TIAA-CREF Lifestyle Conservative	62,531,901	3,555,293	(9,438)	3,545,855
TIAA-CREF Lifestyle Moderate	81,205,973	6,008,635	—	6,008,635
TIAA-CREF Lifestyle Growth	38,360,891	5,260,899	—	5,260,899
TIAA-CREF Lifestyle Aggressive Growth	34,515,203	6,281,468	—	6,281,468
10

TIAA-CREF Funds – Managed Allocation Fund

TIAA-CREF FUNDS

MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 39.2%
25,483,247	TIAA-CREF Bond Plus Fund	$270,377,251
1,392,200	TIAA-CREF High-Yield Fund	14,478,883
	TOTAL FIXED INCOME	284,856,134

INTERNATIONAL EQUITY - 18.7%
2,243,996	TIAA-CREF Emerging Markets Equity Fund	24,033,199
4,195,517	TIAA-CREF Enhanced International Equity Index Fund	34,654,971
720,098	TIAA-CREF Global Natural Resources Fund	7,143,374
2,969,752	TIAA-CREF International Equity Fund	35,963,693
3,031,023	TIAA-CREF International Opportunities Fund	34,614,282
	TOTAL INTERNATIONAL EQUITY	136,409,519

SHORT-TERM FIXED INCOME - 0.0%
73,544	TIAA-CREF Money Market Fund	73,544
	TOTAL SHORT-TERM FIXED INCOME	73,544

U.S. EQUITY - 42.0%
5,135,002	TIAA-CREF Enhanced Large-Cap Growth Index Fund	58,693,074
5,349,867	TIAA-CREF Enhanced Large-Cap Value Index Fund	55,692,117
3,917,814	TIAA-CREF Growth & Income Fund	48,071,577
3,752,069	TIAA-CREF Large-Cap Growth Fund	58,494,749
3,145,432	TIAA-CREF Large-Cap Value Fund	55,296,693
105,217	TIAA-CREF Mid-Cap Growth Fund	2,554,680
85,115	TIAA-CREF Mid-Cap Value Fund	1,994,250
1,269,032	TIAA-CREF Small-Cap Equity Fund	24,555,769
	TOTAL U.S. EQUITY	305,352,909

	TOTAL TIAA-CREF FUNDS	726,692,106
	(Cost $624,592,312)

	TOTAL INVESTMENTS - 99.9%	726,692,106
	(Cost $624,592,312)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	659,578
	NET ASSETS - 100.0%	$727,351,684

(a)	The Fund invests it’s assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

2

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2014, there were no transfers between levels by the Fund.

As of February 28, 2014, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2014
Managed Allocation
TIAA-CREF Bond Plus	$241,420,872	$43,459,430	$13,042,414	$(455,399)	$6,122,813	$270,377,251
TIAA-CREF Emerging Markets Equity	26,075,520	2,603,310	3,962,477	(238,258)	168,370	24,033,199
TIAA-CREF Enhanced International Equity Index	32,450,184	6,433,712	7,523,370	(1,164,083)	2,089,594	34,654,971
TIAA-CREF Enhanced Large-Cap Growth Index	50,680,829	8,212,783	5,068,321	441,685	4,305,105	58,693,074
TIAA-CREF Enhanced Large-Cap Value Index	54,723,929	6,669,552	9,150,235	808,062	4,247,091	55,692,117
TIAA-CREF Global Natural Resources	1,595,189	6,400,805	1,044,320	(5,391)	125,656	7,143,374
TIAA-CREF Growth & Income	46,375,544	5,929,064	7,496,637	1,408,844	5,050,525	48,071,577
TIAA-CREF High-Yield	13,018,324	2,278,695	678,941	(20,735)	879,765	14,478,883
TIAA-CREF International Equity	39,837,298	2,928,892	13,466,242	(2,044,843)	541,143	35,963,693
TIAA-CREF International Opportunities	7,084,276	25,523,776	914,068	4,361	118,074	34,614,282
TIAA-CREF Large-Cap Growth	49,648,612	6,603,975	6,423,110	1,386,403	3,833,264	58,494,749
TIAA-CREF Large-Cap Value	53,758,500	6,715,874	8,396,487	1,996,941	4,181,441	55,296,693
TIAA-CREF Mid-Cap Growth	2,957,928	1,142,391	1,878,092	503,245	296,107	2,554,680
TIAA-CREF Mid-Cap Value	3,567,100	257,284	2,156,971	668,174	135,195	1,994,250
TIAA-CREF Money Market	2,191,973	8,966	2,127,395	—	5	73,544
TIAA-CREF Small-Cap Equity	22,632,824	3,211,067	4,144,142	597,986	2,071,074	24,555,769
	$648,018,902	$128,379,576	$87,473,222	$3,886,992	$34,165,222	$726,692,106

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2014, the cost of portfolio investments for federal income tax purposes was $624,592,312. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $102,099,794, consisting of gross unrealized appreciation of $102,766,208, and gross unrealized depreciation of $(666,414).

3

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: April 16, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: April 16, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer (principal executive officer)

Date: April 16, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer